Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 27,619		$ 28,826
Total	$ 27,619	$ 28,826	$ 28,826